Fixed Assets (Details) - ILS (₪)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	₪ 1,317,230
Accumulated Depreciation	1,315,811
Depreciated Cost	1,419	₪ 3,395
Research And Development Expenses [Member]
Property, Plant and Equipment [Line Items]
Cost	1,290,061
Accumulated Depreciation	1,290,061
Depreciated Cost		337
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	27,169
Accumulated Depreciation	25,750
Depreciated Cost	₪ 1,419	₪ 3,058